Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
Start-up costs	$ 1,382,735	$ 296,234
Valuation allowance	$ (1,382,735)	$ (296,234)